Ordinary Dividends (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Dividends [abstract]
Summary of Ordinary Dividends
Amounts recognised as distributions to equity holders in the year:

	2025		2024		2023		2025	2024	2023
Per share	Pence per share						£m	£m	£m
Final dividend in respect of the prior year	24.4	p	24.4	p	24.4	p	262	263	262
Interim dividend in respect of the current year	7.5	p	15.0	p	15.0	p	81	162	161
	31.9	p	39.4	p	39.4	p	343	425	423

Summary of Proposed Final Dividend	Proposed final dividend for the year ended 31 December 2025:

	2025		2024		2023
Per share	Pence per share
Final dividend	7.5	p	24.4	p	24.4	p